IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES

     Supplement dated July 21, 2006 to IXIS Cash Management Trust - Money Market Series Statement of Additional Information dated September 1, 2005, as may be revised and supplemented from time to time


   Effective May 1, 2006, Russell L. Kane succeeded Kristen S. Vigneaux as the Chief Compliance Officer for Mutual Funds. Accordingly, the table following the second paragraph in the section "Management of the Trust" is revised to delete all references to Kristen S. Vigneaux and to add the following:

----------------------------------------------------------------------------------------------------------------------------
Officers of the Trusts
----------------------------------------------------------------------------------------------------------------------------
Name and Date of        Position(s)       Term of Office            Principal Occupation(s) During Past 5 Years
Birth                   Held  with the    and Length of
                        Trust             Time Served
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
Russell L. Kane             Chief         Chief Compliance          Chief Compliance Officer for Mutual Funds, Vice
(7/23/69)                 Compliance      Officer, since May        President, Associate General Counsel, Assistant
                           Officer;       2006; Assistant           Secretary and Assistant Clerk, IXIS Asset Management
                          Assistant       Secretary since           Distributors, L.P. and IXIS Asset Management Advisors,
                          Secretary       June 2004                 L.P.; Vice President, Associate General Counsel,
                                                                    Assistant Secretary and Assistant Clerk, IXIS Asset
                                                                    Management Distribution Corporation; formerly, Senior
                                                                    Counsel, Columbia Management Group.

----------------------------------------------------------------------------------------------------------------------------


          Effective July 1, 2006, Edward A. Benjamin became Chairman of the Contract Review and Governance Committee (the "Committee") succeeding Kenneth J. Cowan, who remains as a member of the Committee. Accordingly, the table after paragraph two in the section "Management of the Trusts" and the listing of committee membership of the Trustees after paragraph three in the sub-section "Standing Board Committees" are revised as follows with regard to Messrs. Benjamin and Cowan:

----------------------------------------------------------------------------------------------------------------------
Name and Date of Birth      Position(s) Held with the       Principal Occupation(s)    Number of Portfolios in Fund
                            Trusts, Length of Time          During Past 5 Years**      Complex Overseen***
                            Served and Term of Office*                                 and Other Directorships Held
----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------------------
Edward A. Benjamin          Trustee since 2003 for IXIS     Retired                                   38
(5/30/38)                   Advisor Funds Trust I, IXIS
                              Advisor Funds Trust II,                                  Director, Precision Optics
                             IXIS Advisor Funds Trust                                      Corporation (optics
                            III and IXIS Advisor Funds                                        manufacturer)
                                      Trust IV

                              Chairman of the Contract
                               Review and Governance
                                    Committee

----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Name and Date of Birth      Position(s) Held with the       Principal Occupation(s)    Number of Portfolios in Fund
                            Trusts, Length of Time          During Past 5 Years**      Complex Overseen***
                            Served and Term of Office*                                 and Other Directorships Held
----------------------------------------------------------------------------------------------------------------------
Kenneth J. Cowan            Trustee since 1993 for IXIS     Retired                               38
(4/5/32)                    Advisor Funds Trust I; since
                               1975 for IXIS Advisor                                             None
                             Funds Trust II; since 1995
                               for IXIS Advisor Funds
                            Trust III; and since 2000 for
                              IXIS Advisor Funds Trust
                                          IV

                                 Contract Review and
                                Governance Committee
                                       Member
                             (formerly, Co-Chairman of
                              the Board, August 2004 -
                                   November 2005)

----------------------------------------------------------------------------------------------------------------------



          The current membership of each committee is as follows:

         Audit Committee                               Contract Review and Governance Committee
         Daniel M. Cain - Chairman                     Edward A. Benjamin- Chairman
         John A. Shane                                 Graham T. Allison, Jr.
         Cynthia L. Walker                             Charles D. Baker
                                                       Paul G. Chenault
                                                       Kenneth J. Cowan
                                                       Richard Darman

          As chairperson of the Board of Trustees, Ms. Moose is an ex officio member of both Committees.


                                                                    SP310-0606R